SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 49,010,391	$ 40,861,101	$ 132,218,141	$ 143,926,813	$ 187,173,834	$ 173,992,897	$ 140,235,922
Operating Loss	(5,367,590)	(6,097,350)	(30,809,825)	(20,768,410)	(28,686,762)	(65,693,323)	(50,229,706)
Retail
Segment Reporting Information [Line Items]
Revenue	38,186,658	40,861,101	117,253,308	143,926,813	187,173,834	173,692,897	140,235,922
Operating Loss	$ (15,644,223)	$ (5,435,916)	$ (44,416,754)	$ (18,944,236)	(26,244,100)	(63,082,583)	(50,229,706)
Software & Services.
Segment Reporting Information [Line Items]
Revenue					0	300,000	0
Operating Loss					$ (2,442,662)	$ (2,610,740)	$ 0